Leases, Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Leases, Commitments and Contingencies

10. Leases, Commitments and Contingencies

As of December 31, 2021, the Company had entered into two short-term lease agreements for lab and office space. The Company opted on March 30, 2022, to extend the lease term for one of its leases for lab and office space, with a commencement date for the lease extension on May 1, 2022. The extended lease term was 126 months and was accounted for as an operating lease under the ASC 842 guidance for lease accounting. A right-of-use lease asset and tenant improvement allowance receivable with a combined total of $2,799 thousand and a lease liability of $2,799 thousand were recorded at the time of the extension. This lease was terminated as of July 31, 2022, and the remaining balances of the right-of-use asset, tenant improvement allowance receivable, and lease liability were written off.

The Company expanded the scope and extended for six months the term for the remaining lease for temporary lab and office space on July 1, 2022, then further expanded the scope on August 1, 2022, and October 7, 2022, which increased the monthly license fee to $15 thousand per month. In January 2023, the Company extended this lease for an additional six months and it expired at the end of June 2023. This lease for temporary lab and office space was accounted for as a short-term lease.

In October 2022, the Company entered into a lease agreement for office space with a term of 62 months, which expires on November 30, 2027. This lease will be accounted for as an operating lease under the ASC 842 guidance for lease accounting. A right-of-use lease asset and lease liability of $2,293 thousand each were recorded at inception of the lease term using a discount rate of 7.5%.

In June 2023, the Company entered into a new lease for temporary lab and office space for its research operations. This lease has a term of 12 months and monthly rent of $6 thousand and will be accounted for as a short-term lease. This lease commenced in August 2023. In September 2023, the Company entered into an amendment of this lease to additional space, and the monthly rent increased to $7 thousand.

Rent expense for the years ended December 31, 2023 and 2022, was $685 thousand and $392 thousand, respectively. As of December 31, 2023, noncancelable lease payments under operating leases were $2,017 thousand and noncancelable lease payments under short-term leases were $45 thousand.

Maturities of operating lease liabilities as of December 31, 2023, were as follows:

(in thousands of dollars)
2024	$477
2025	487
2026	544
2027	509
Thereafter	—
Total lease payments	2,017
Less: Imputed interest	(270)
Total lease liability	1,747
Less: Current lease liability	(362)
Total non-current lease liability	$1,385